Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 395	€ 673	€ 765
Deductible temporary differences	325	378	602
Unused tax credits	64	29	48
Deferred tax liability for undistributed profits of subsidiaries not recognized	22,150	28,910
U.S
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	181	276	183
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	151	315	430
Unused tax credits	59	9	28
Due 2024
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	28	14	26
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	216	344	309
Unused tax credits	€ 5	€ 20	€ 20